Annual Total Returns - Fidelity Simplicity RMD 2020 Fund [BarChart] - 07.31 Fidelity Simplicity RMD Funds Retail Combo PRO-11 - Fidelity Simplicity RMD 2020 Fund - Fidelity Simplicity RMD 2020 Fund	Jul. 13, 2021
Bar Chart Table:
Annual Return 2010	13.67%
Annual Return 2011	(1.93%)
Annual Return 2012	13.38%
Annual Return 2013	18.32%
Annual Return 2014	5.81%
Annual Return 2015	0.07%
Annual Return 2016	7.08%
Annual Return 2017	13.94%
Annual Return 2018	(4.72%)
Annual Return 2019	16.68%